Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Level 1 [Member] | Mid Small Cap Equity Securities [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 141	$ 141
Level 1 [Member] | Mid Small Cap Equity Securities [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	5	7
Level 1 [Member] | Real Estate Equity Securities [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	89	67
Level 1 [Member] | Real Estate Equity Securities [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	74	70
Level 2 [Member] | Collective Investment Fund Mid-Small Cap Equity Securities [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	25	26
Level 2 [Member] | Collective Investment Fund Mid-Small Cap Equity Securities [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	27	22
Level 2 [Member] | Collective Investment Fund Mid-Small Cap Equity Securities [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 2	$ 10